Share Capital - Summary of RSU And DSU Plan (Detail)	12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019
RSU [member]
Disclosure of number of outstanding share options [line items]
Beginning balance	1,031,875	1,241,250
Expired	(701,875)	(58,750)
Exercised		(117,500)
Cancelled		(33,125)
Ending balance	330,000	1,031,875
DSU [member]
Disclosure of number of outstanding share options [line items]
Beginning balance	1,010,000	1,010,000
Ending balance	1,010,000	1,010,000